Submission	Oct. 27, 2026
Submission [Line Items]
Central Index Key	0002136246
Registrant Name	BEHNEH LIMITED
Form Type	F-1
Submission Type	F-1
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A